Shareholder Fees {- Strategic Advisers Fidelity International Fund}	Apr. 29, 2022 USD ($)
02.28 Strategic Advisers Fidelity International Fund PRO-11 | Strategic Advisers Fidelity International Fund
Shareholder Fees:
(fees paid directly from your investment)	none